Share Option Scheme - Summary of Fair Value of Equity Settled Share Options Granted (Details) - Year	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected life of options (year)	10	10	10
Bottom of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected volatility (%)	73.20%	73.00%	66.40%
Risk-free interest rate (%)	0.03%	0.07%	1.98%
Top of Range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Expected volatility (%)	76.40%	87.20%	80.30%
Risk-free interest rate (%)	1.72%	0.91%	2.69%